Debt (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Long-term debt, current portion	$ 8,506,324	$ 0
Total debt, current	8,506,324	0
Long-term debt	0	8,502,198
Total	$ 8,506,324	$ 8,502,198